Segment Reporting - Segment Reporting Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) vessel segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) vessel
Segment Reporting Information [Line Items]
Voyage revenues	$ 597,831	$ 591,103	$ 601,256
Voyage expenses	(28,190)	(17,394)	(21,387)
Operating Costs and Expenses	124,626	116,396	111,585
Time-charter hire expenses	(23,487)	(23,564)	(19,994)
Depreciation and amortization	(130,810)	(129,752)	(136,765)
General and administrative expenses	(41,040)	(26,904)	(22,521)
write-down of vessels	0	(51,000)	13,564
Restructuring Charges	(3,223)	0	(3,315)
Income from vessel operations	246,455	226,093	299,253
Equity income	115,399	72,233	58,819
Investment in and advances to equity-accounted joint ventures, net	$ 1,153,874	1,067,783
Number of Reportable Segments | segment	2
Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	$ 597,831	591,103	601,256
Voyage expenses	(28,190)	(17,394)	(21,387)
Operating Costs and Expenses	124,626	116,396	111,585
Time-charter hire expenses	(23,487)	(23,564)	(19,994)
Depreciation and amortization	(130,810)	(129,752)	(136,765)
General and administrative expenses	(41,040)	(26,904)	(22,521)
write-down of vessels		(51,000)	13,564
Restructuring Charges	(3,223)		(3,315)
Income from vessel operations	246,455	226,093	299,253
Equity income	115,399	72,233	58,819
Investment in and advances to equity-accounted joint ventures, net	1,153,874	1,067,783
Expenditures for vessels and equipment	(45,172)	(13,475)	(102,590)
Expenditures for dry docking	(36,060)	(6,968)	(11,000)
Liquefied natural gas segment
Segment Reporting Information [Line Items]
Voyage revenues	550,496	552,416	555,303
Voyage expenses	(7,183)	(3,009)	(4,493)
Operating Costs and Expenses	105,038	98,572	90,954
Time-charter hire expenses	(23,487)	(23,564)	(19,994)
Depreciation and amortization	(123,786)	(122,523)	(128,138)
General and administrative expenses	(37,668)	(24,879)	(20,193)
write-down of vessels		0	14,349
Restructuring Charges	(2,958)		(400)
Income from vessel operations	250,376	279,869	305,480
Equity income	100,925	79,244	59,600
Investment in and advances to equity-accounted joint ventures, net	1,015,370	934,059
Expenditures for vessels and equipment	(44,011)	(12,382)	(101,052)
Expenditures for dry docking	$ (31,808)	(4,862)	(8,224)
Number of vessels | vessel	47
Liquefied petroleum gas segment
Segment Reporting Information [Line Items]
Voyage revenues	$ 47,335	38,687	39,211
Voyage expenses	(21,007)	(14,385)	(16,563)
Operating Costs and Expenses	19,588	17,824	17,888
Time-charter hire expenses	0	0	0
Depreciation and amortization	(7,024)	(7,229)	(7,931)
General and administrative expenses	(3,372)	(2,025)	(1,789)
write-down of vessels		(51,000)	0
Restructuring Charges	(265)		0
Income from vessel operations	(3,921)	(53,776)	(4,960)
Equity income	14,474	(7,011)	(781)
Investment in and advances to equity-accounted joint ventures, net	138,504	133,724
Expenditures for vessels and equipment	(1,161)	(1,093)	(1,538)
Expenditures for dry docking	$ (4,252)	$ (2,106)	(2,776)
Number of vessels | vessel	28
Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues			6,742
Voyage expenses			(331)
Operating Costs and Expenses			2,743
Time-charter hire expenses			0
Depreciation and amortization			(696)
General and administrative expenses			(539)
write-down of vessels			(785)
Restructuring Charges			(2,915)
Income from vessel operations			(1,267)
Equity income			0
Expenditures for vessels and equipment			0
Expenditures for dry docking			$ 0
Number of vessels | vessel			2